MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Increase (decrease) in CET1 capital	$ 5,400
Operating profit / (loss) before tax	9,484	$ 8,155	$ 5,577
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	400
Increase (decrease) in CET1 capital through deferred tax assets on temporary differences	500
Increase (decrease) in CET1 capital through capital reserve for potential share repurchases	2,000
Increase (decrease) in CET1 capital through changes in deduction of goodwill related to associates	(400)
Increase (decrease) in CET1 capital through accruals for proposed dividends	(1,700)
Increase (decrease) in CET1 capital through changes in deduction of goodwill related to operatonal partnership entities	200
Increase (decrease) in CET1 capital through changes in compensation- and own share-related capital components	(600)
Current tax expense / (benefit)	1,600
Increase (decrease) in CET1 capital through share repurchases under share repurchase program	(600)
Increase (decrease) in CET1 capital through defined benefit plans	200
Loss-absorbing AT1 capital	15,200
Increase (decrease) in loss-absorbing AT1 capital	(1,100)
Decrease in AT1 capital through issuance of capital instruments	2,250
Increase in AT1 capital through call of capital instruments	2,600
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	41,100
Gone concern loss-absorbing capacity	44,300
UBS AG
Entity [Table]
Operating profit / (loss) before tax	$ 8,964	$ 7,699	$ 5,169